Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2019
Assets
Current assets	$ 3,861	$ 4,529		$ 3,861		$ 4,529
Total assets	16,453	17,047		16,453		17,047	$ 17,210
Revenues	1,423		$ 1,311	2,910	$ 2,690
Liabilities
Current liabilities	2,000	2,462		2,000		2,462
Total liabilities	7,355	7,821		7,355		7,821	$ 7,973
Net earnings (loss)	189		657	305	346
Net earnings attributable to non-controlling interests			32		60
Net loss attributable to Refinitiv	189		$ 625	305	$ 286
Thomson Reuters carrying amount	1,969	2,207		1,969		2,207
Refinitiv [member]
Assets
Current assets	2,168	2,284		2,168		2,284
Non-current assets	21,007	20,978		21,007		20,978
Total assets	23,175	23,262		23,175		23,262
Revenues	1,550			3,117
Liabilities
Current liabilities	1,880	1,842		1,880		1,842
Non-current liabilities	14,258	13,966		14,258		13,966
Total liabilities	16,138	15,808		16,138		15,808
Net earnings (loss)	(267)			(477)
Net assets	7,037	7,454		7,037		7,454
Net earnings attributable to non-controlling interests	(11)			(29)
Non-controlling interests	(2,014)	(1,924)		(2,014)		(1,924)
Preference shares and other excluded items	(1,013)	(971)		(1,013)		(971)
Net assets attributable to Refinitiv, Beginning balance		5,218		4,559
Net loss attributable to Refinitiv	(278)	(487)		(506)
Other comprehensive income (loss) attributable to Refinitiv	46	(172)		(31)
Other adjustments				(12)
Total comprehensive loss attributable to Refinitiv	(232)			(537)
Net assets attributable to Refinitiv, Ending balance	$ 4,010	4,559		$ 4,010		$ 4,559
Thomson Reuters % share	45.00%			45.00%		45.00%
Thomson Reuters carrying amount	$ 1,805	$ 2,052		$ 1,805		$ 2,052